Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Net Sales	$ 2,556,223		$ 2,688,533		$ 5,191,941		$ 5,064,926		$ 9,686,975		$ 11,087,459
Cost of Sales	1,272,176		1,493,566		2,703,660		2,853,799		5,437,484		6,913,902
Gross Profit	1,284,047		1,194,967		2,488,281		2,211,127		4,249,491		4,173,557
Operating Expenses
Selling expenses	309,179		405,212		636,775		964,682		1,557,508		2,417,479
General and administrative expenses	1,170,842		1,287,937		2,240,450		2,481,802		6,057,477		5,056,500
Research and development	520		(518)		910		750,698		1,997,861		3,118,126
Total Operating Expenses	1,480,541		1,692,631		2,878,135		4,197,182		9,612,846		10,592,105
Loss From Operations	(196,494)		(497,664)		(389,854)		(1,986,055)		(5,363,355)		(6,418,548)
Other Income (Expenses)
Non-operating income	376		1,162		77,269		2,743		4,496		19,979
Loss on impairment of goodwill					(218,606)
Foreign exchange transaction income (loss)	(28,063)		(2,383)		(32,050)		70,649		13,281		(417,690)
Interest expense, net	(10,927)		(8,626)		(18,689)		(12,568)		(31,244)		(9,495)
Financial expense	(55,796)		(51,102)		(110,105)		(96,138)		(182,269)		(166,411)
Total Other Expenses, Net	(94,410)		(60,949)		(302,181)		(35,314)		(195,736)		(573,617)
Loss Before Income Taxes	(290,904)		(558,613)		(692,035)		(2,021,369)		(5,559,091)		(6,992,165)
Income Tax Benefit (Expense)	997		(4,876)		63,257		(4,876)		(2,614)		(731,092)
Net Loss	(289,907)		(563,489)		(628,778)		(2,026,245)		(5,561,705)		(7,723,257)
Other Comprehensive Loss
Foreign currency translation	(23,731)		(909)		(26,706)		(82,600)		721		444,183
Net Loss and Comprehensive Loss	$ (313,638)		$ (564,398)		$ (655,484)		$ (2,108,845)		$ (5,560,984)		$ (7,279,074)
Weighted average shares outstanding - Basic	13,729,976	[1]	2,538,792	[1]	11,766,186	[1]	2,387,653	[1]	3,765,727	[2]	1,556,555	[2]
Weighted average shares outstanding - Diluted	13,729,976	[1]	2,538,792	[1]	11,766,186	[1]	2,387,653	[1]	3,765,727	[2]	1,556,555	[2]
Net loss per share of common stock
Basic	$ (0.02)		$ (0.22)		$ (0.05)		$ (0.85)		$ (1.48)		$ (4.96)
Diluted	$ (0.02)		$ (0.22)		$ (0.05)		$ (0.85)		$ (1.48)		$ (4.96)

[1]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the six and three months ended June 30, 2025 and 2024, respectively.
[2]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the years ended December 31, 2024 and 2023, respectively.